Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2026
Intangible Assets [Abstract]
Schedule of Intangible Assets
Amount
COST
At March 31, 2025	$127,462
Additions for the year	7,073
Disposal for the year	(354)
Translation adjustment	$(1,008)
At March 31, 2026	$133,173
AMORTIZATION
At March 31, 2025	$(31,025)
Charge for the year	(26,039)
Disposal for the year	177
Translation adjustment	$357
At March 31, 2026	$(56,530)
CARRYING AMOUNTS
At March 31, 2025	$96,437
At March 31, 2026	$76,643